Stock Dividends and Reverse Stock Splits (Detail) (Placement Agent Warrants [Member], USD $)	12 Months Ended
Jan. 31, 2014
Placement Agent Warrants [Member]
Class Of Warrant Or Right [Line Items]
Fees and expenses	$ 101,179
Fair value of placement agent warrants	$ 54,468